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                           TAX-FREE INVESTMENTS CO.

                           PRIVATE INVESTMENT CLASS
                                    OF THE
                            CASH RESERVE PORTFOLIO


                      Supplement dated October 19, 1995
                              to the Prospectus
                             dated July 31, 1995

 Effective October 19, 1995, The Bank of New York will become the custodian for the Cash Reserve Portfolio of Tax-Free Investments Co. The address of The Bank of New York is 110 Washington Street, New York, NY 10286.